Inventories - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories	$ 1,019	$ 649	$ 0
Inventory write downs	$ 0	$ 0	$ 0